UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21755

Name of Fund:  Enhanced Equity Yield & Premium Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Enhanced Equity Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2005

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Enhanced Equity Yield & Premium Fund, Inc.


Schedule of Investments as of March 31, 2006
                                       Shares
Industry                                 Held   Common Stocks                                                           Value
Aerospace & Defense - 1.7%              4,552   Boeing Co.                                                         $      354,737
                                       32,000   General Dynamics Corp.                                                  2,047,360
                                       46,800   Honeywell International, Inc.                                           2,001,636
                                       26,600   Raytheon Co.                                                            1,219,344
                                                                                                                   --------------
                                                                                                                        5,623,077

Air Freight & Logistics - 0.2%          6,600   United Parcel Service, Inc. Class B                                       523,908

Airlines - 0.0%                        77,200   Delta Air Lines, Inc. (b)                                                  44,004

Automobiles - 0.5%                    207,400   Ford Motor Co.                                                          1,650,904
                                        1,200   General Motors Corp.                                                       25,524
                                                                                                                   --------------
                                                                                                                        1,676,428

Beverages - 1.1%                       71,200   The Coca-Cola Co.                                                       2,981,144
                                       13,600   PepsiCo, Inc.                                                             785,944
                                                                                                                   --------------
                                                                                                                        3,767,088

Biotechnology - 1.7%                   71,000   Amgen, Inc. (b)                                                         5,165,250
                                        4,800   Biogen Idec, Inc. (b)                                                     226,080
                                        3,200   Gilead Sciences, Inc. (b)                                                 199,104
                                                                                                                   --------------
                                                                                                                        5,590,434

Building Products - 0.2%               16,500   Masco Corp.                                                               536,085

Capital Markets - 1.2%                 44,100   American Capital Strategies Ltd.                                        1,550,556
                                       10,700   Goldman Sachs Group, Inc.                                               1,679,472
                                       15,000   Morgan Stanley                                                            942,300
                                                                                                                   --------------
                                                                                                                        4,172,328

Chemicals - 1.5%                       43,500   The Dow Chemical Co.                                                    1,766,100
                                       19,600   E.I. du Pont de Nemours & Co.                                             827,316
                                       19,200   Eastman Chemical Co.                                                      982,656
                                       65,900   Lyondell Chemical Co.                                                   1,311,410
                                                                                                                   --------------
                                                                                                                        4,887,482

Commercial Banks - 5.4%                23,300   BB&T Corp.                                                                913,360
                                      123,901   Bank of America Corp.                                                   5,642,452
                                       25,500   HSBC Holdings Plc (c)                                                   2,136,390
                                       26,300   National City Corp.                                                       917,870
                                       13,100   PNC Financial Services Group, Inc.                                        881,761
                                       69,300   Regions Financial Corp.                                                 2,437,281
                                       26,000   U.S. Bancorp                                                              793,000
                                       40,900   Wachovia Corp.                                                          2,292,445
                                       28,300   Wells Fargo & Co.                                                       1,807,521
                                                                                                                   --------------
                                                                                                                       17,822,080

Commercial Services & Supplies -       28,000   Cendant Corp.                                                             485,800
0.9%                                   28,700   Pitney Bowes, Inc.                                                      1,232,091
                                       36,300   RR Donnelley & Sons Co.                                                 1,187,736
                                                                                                                   --------------
                                                                                                                        2,905,627

Communications Equipment - 3.8%       136,300   Ciena Corp. (b)                                                           710,123
                                      222,700   Cisco Systems, Inc. (b)                                                 4,825,909
                                       29,200   Corning, Inc. (b)                                                         785,772
                                       20,012   Juniper Networks, Inc. (b)                                                382,629
                                      120,400   QUALCOMM, Inc.                                                          6,093,444
                                                                                                                   --------------
                                                                                                                       12,797,877

Computers & Peripherals - 4.2%         78,500   Apple Computer, Inc. (b)                                                4,923,520
                                      131,100   Dell, Inc. (b)                                                          3,901,536
                                       13,800   Hewlett-Packard Co.                                                       454,020
                                       34,900   International Business Machines Corp.                                   2,878,203
                                       29,700   Network Appliance, Inc. (b)                                             1,070,091
                                       15,000   Sandisk Corp. (b)                                                         862,800
                                                                                                                   --------------
                                                                                                                       14,090,170

Consumer Finance - 0.8%                51,500   American Express Co.                                                    2,706,325

Distributors - 0.4%                    29,900   Genuine Parts Co.                                                       1,310,517

Diversified Financial Services -       78,000   Citigroup, Inc.                                                         3,684,720
1.8%                                   58,700   JPMorgan Chase & Co.                                                    2,444,268
                                                                                                                   --------------
                                                                                                                        6,128,988

Diversified Telecommunication          94,745   AT&T, Inc.                                                              2,561,905
Services - 2.8%                        61,400   BellSouth Corp.                                                         2,127,510
                                       81,400   Citizens Communications Co.                                             1,080,178
                                            1   Level 3 Communications, Inc. (b)                                                5
                                      103,632   Verizon Communications, Inc.                                            3,529,706
                                                                                                                   --------------
                                                                                                                        9,299,304

Electric Utilities - 1.9%               7,900   FPL Group, Inc.                                                           317,106
                                        6,600   FirstEnergy Corp.                                                         322,740
                                       61,300   Progress Energy, Inc.                                                   2,695,974
                                       88,500   The Southern Co.                                                        2,900,145
                                                                                                                   --------------
                                                                                                                        6,235,965

Electrical Equipment - 0.3%            40,340   American Power Conversion Corp.                                           932,257

Energy Equipment & Services -          20,100   Schlumberger Ltd.                                                       2,544,057
1.5%                                   30,000   Transocean, Inc. (b)                                                    2,409,000
                                                                                                                   --------------
                                                                                                                        4,953,057

Food & Staples Retailing - 1.3%        90,200   Wal-Mart Stores, Inc.                                                   4,261,048

Food Products - 1.6%                  121,100   ConAgra Foods, Inc.                                                     2,598,806
                                      146,100   Sara Lee Corp.                                                          2,612,268
                                                                                                                   --------------
                                                                                                                        5,211,074

Gas Utilities - 0.9%                   51,300   Atmos Energy Corp.                                                      1,350,729
                                       15,600   Oneok, Inc.                                                               503,100
                                       32,300   Peoples Energy Corp.                                                    1,151,172
                                                                                                                   --------------
                                                                                                                        3,005,001

Health Care Equipment & Supplies -     19,100   Guidant Corp.                                                           1,490,946
0.4%

Health Care Providers & Services -      9,200   Manor Care, Inc.                                                          408,020
1.1%                                   56,800   UnitedHealth Group, Inc.                                                3,172,848
                                                                                                                   --------------
                                                                                                                        3,580,868

Hotels, Restaurants & Leisure -        14,000   Starbucks Corp. (b)                                                       526,960
0.2%

Household Durables - 1.3%             100,300   Newell Rubbermaid, Inc.                                                 2,526,557
                                       84,200   Tupperware Corp.                                                        1,733,678
                                                                                                                   --------------
                                                                                                                        4,260,235

Household Products - 1.8%             102,300   Procter & Gamble Co.                                                    5,894,526

IT Services - 0.8%                     17,000   Automatic Data Processing, Inc.                                           776,560
                                       19,800   First Data Corp.                                                          927,036
                                       24,000   Paychex, Inc.                                                             999,840
                                                                                                                   --------------
                                                                                                                        2,703,436

Industrial Conglomerates - 2.7%        15,900   3M Co.                                                                  1,203,471
                                      185,800   General Electric Co.                                                    6,462,124
                                       52,100   Tyco International Ltd.                                                 1,400,448
                                                                                                                   --------------
                                                                                                                        9,066,043

Insurance - 1.6%                       31,600   The Allstate Corp.                                                      1,646,676
                                       34,100   American International Group, Inc.                                      2,253,669
                                       26,700   Lincoln National Corp.                                                  1,457,553
                                                                                                                   --------------
                                                                                                                        5,357,898

Internet & Catalog Retail - 0.9%       41,000   Amazon.com, Inc. (b)                                                    1,496,910
                                       35,707   eBay, Inc. (b)                                                          1,394,715
                                                                                                                   --------------
                                                                                                                        2,891,625

Internet Software & Services - 1.3%     5,800   Google, Inc. Class A (b)                                                2,262,000
                                       12,000   VeriSign, Inc. (b)                                                        287,880
                                       50,200   Yahoo!, Inc. (b)                                                        1,619,452
                                                                                                                   --------------
                                                                                                                        4,169,332

Leisure Equipment & Products -         61,800   Mattel, Inc.                                                            1,120,434
0.3%

Machinery - 0.6%                       30,500   PACCAR, Inc.                                                            2,149,640

Media - 3.3%                           20,900   CBS Corp. Class B                                                         501,182
                                       49,800   Comcast Corp. Class A (b)                                               1,302,768
                                       36,613   EchoStar Communications Corp. Class A (b)                               1,093,630
                                      133,300   Regal Entertainment Group Series A                                      2,507,373
                                      224,800   Sirius Satellite Radio, Inc. (b)                                        1,141,984
                                      204,900   Time Warner, Inc.                                                       3,440,271
                                       20,900   Viacom, Inc. Class B (b)                                                  810,920
                                       12,000   XM Satellite Radio Holdings, Inc. Class A (b)                             267,240
                                                                                                                   --------------
                                                                                                                       11,065,368

Metals & Mining - 1.1%                 47,400   Alcoa, Inc.                                                             1,448,544
                                        8,300   Newmont Mining Corp.                                                      430,687
                                       22,000   Phelps Dodge Corp.                                                      1,771,660
                                                                                                                   --------------
                                                                                                                        3,650,891

Multi-Utilities - 0.8%                 13,700   Consolidated Edison, Inc.                                                 595,950
                                      131,900   TECO Energy, Inc.                                                       2,126,228
                                                                                                                   --------------
                                                                                                                        2,722,178

Multiline Retail - 1.6%                21,100   Sears Holdings Corp. (b)                                                2,790,264
                                       51,000   Target Corp.                                                            2,652,510
                                                                                                                   --------------
                                                                                                                        5,442,774

Oil, Gas & Consumable Fuels -           7,200   Amerada Hess Corp.                                                      1,025,280
6.1%                                   15,000   Burlington Resources, Inc.                                              1,378,650
                                       68,700   Chevron Corp.                                                           3,982,539
                                       52,000   ConocoPhillips                                                          3,283,800
                                       12,500   EOG Resources, Inc.                                                       900,000
                                       92,200   Exxon Mobil Corp.                                                       5,611,292
                                       19,300   Occidental Petroleum Corp.                                              1,788,145
                                      114,700   USEC, Inc.                                                              1,382,135
                                       17,000   Valero Energy Corp.                                                     1,016,260
                                                                                                                   --------------
                                                                                                                       20,368,101

Paper & Forest Products - 0.8%         10,200   International Paper Co.                                                   352,614
                                       41,900   MeadWestvaco Corp.                                                      1,144,289
                                       14,300   Weyerhaeuser Co.                                                        1,035,749
                                                                                                                   --------------
                                                                                                                        2,532,652

Pharmaceuticals - 6.9%                 53,500   Abbott Laboratories                                                     2,272,145
                                      140,700   Bristol-Myers Squibb Co.                                                3,462,627
                                       41,000   Eli Lilly & Co.                                                         2,267,300
                                       92,800   Johnson & Johnson                                                       5,495,616
                                       84,600   Merck & Co., Inc.                                                       2,980,458
                                      158,900   Pfizer, Inc.                                                            3,959,788
                                       49,600   Wyeth                                                                   2,406,592
                                                                                                                   --------------
                                                                                                                       22,844,526

Real Estate - 1.2%                     68,900   American Financial Realty Trust                                           802,685
                                      143,600   Annaly Mortgage Management, Inc.                                        1,743,304
                                      125,300   Friedman Billings Ramsey Group, Inc. Class A                            1,175,314
                                        4,400   Simon Property Group, Inc.                                                370,216
                                                                                                                   --------------
                                                                                                                        4,091,519

Semiconductors & Semiconductor         34,500   Advanced Micro Devices, Inc. (b)                                        1,144,020
Equipment - 4.2%                      172,400   Applied Materials, Inc.                                                 3,018,724
                                           30   Broadcom Corp. Class A (b)                                                  1,295
                                      234,740   Intel Corp.                                                             4,542,219
                                       37,561   Maxim Integrated Products, Inc.                                         1,395,391
                                       85,800   Texas Instruments, Inc.                                                 2,785,926
                                       37,300   Xilinx, Inc.                                                              949,658
                                                                                                                   --------------
                                                                                                                       13,837,233

Software - 4.9%                        11,600   Adobe Systems, Inc.                                                       405,072
                                       15,500   Autodesk, Inc.                                                            597,060
                                       22,498   Electronic Arts, Inc. (b)                                               1,231,091
                                      287,600   Microsoft Corp.                                                         7,825,596
                                      280,062   Oracle Corp. (b)                                                        3,834,049
                                      139,000   Symantec Corp. (b)                                                      2,339,370
                                                                                                                   --------------
                                                                                                                       16,232,238

Specialty Retail - 3.1%                14,900   Best Buy Co., Inc.                                                        833,357
                                       89,600   Home Depot, Inc.                                                        3,790,080
                                       45,300   Limited Brands                                                          1,108,038
                                       41,700   Lowe's Cos., Inc.                                                       2,687,148
                                       71,000   Staples, Inc.                                                           1,811,920
                                                                                                                   --------------
                                                                                                                       10,230,543

Thrifts & Mortgage Finance - 2.0%     109,300   Doral Financial Corp.                                                   1,262,415
                                       24,200   Fannie Mae                                                              1,243,880
                                       39,800   IndyMac Bancorp, Inc.                                                   1,629,014
                                      141,000   New York Community Bancorp, Inc.                                        2,470,320
                                                                                                                   --------------
                                                                                                                        6,605,629

Tobacco - 0.9%                         12,800   Altria Group, Inc.                                                        907,008
                                       47,700   UST, Inc.                                                               1,984,320
                                                                                                                   --------------
                                                                                                                        2,891,328

Wireless Telecommunication             82,397   Sprint Nextel Corp.                                                     2,129,139
Services - 0.6%

                                                Total Common Stocks
                                                (Cost - $287,489,024) - 86.2%                                         286,336,186


                                   Beneficial
                                     Interest   Short-Term Securities
                               $   43,406,185   Merrill Lynch Liquidity Series, LLC
                                                Money Market Series, 4.75% (a)(d)                                      43,406,185

                                                Total Short-Term Securities
                                                (Cost - $43,406,185) - 13.1%                                           43,406,185

                                                Total Investments, Net of Options Written,
                                                (Cost - $330,895,209) - 99.3%                                         329,742,371


                                    Number of
                                    Contracts   Options Written
Call Options Written - (0.5%)             300   NASDAQ Index 100, expiring April 2006 at
                                                USD 1,700                                                               (972,000)
                                        1,360   S&P 500 Index, expiring April 2006 at USD 1,351                         (856,800)

                                                Total Options Written
                                                (Premiums Received - $2,167,776) - (0.5%)                             (1,828,800)

                                                Total Investments, Net of Options Written
                                                (Cost - $328,727,433*) - 98.8%                                        327,913,571
                                                Other Assets Less Liabilities - 1.2%                                    4,145,365
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $  332,058,936
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       328,740,934
                                                ===================
    Gross unrealized appreciation               $        13,656,941
    Gross unrealized depreciation                      (14,484,304)
                                                -------------------
    Net unrealized depreciation                 $         (827,363)
                                                ===================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Money Market Series                   $   6,811,068       $   416,893


(b) Non-income producing security.

(c) Depositary receipts.

(d) Variable rate security.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of March 31, 2006, were as follows:

                                                                Unrealized
    Number of                    Expiration       Face        Appreciation/
    Contracts     Issue             Date         Value         Depreciation

     120      NASDAQ 100 Index   June 2006   $  20,386,670     $    253,330
      47      S&P 500 Index      June 2006   $  15,454,108     $  (140,333)
                                                               ------------
    Total                                                      $    112,997
                                                               ============



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Enhanced Equity Yield & Premium Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield & Premium Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield & Premium Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Enhanced Equity Yield & Premium Fund, Inc.


Date:  May 22, 2006